UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON GLOBAL CURRENTS INTERNATIONAL

SMALL CAP OPPORTUNITY FUND

FORM N-Q

JUNE 30, 2012

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited)	June 30, 2012

SECURITY	SHARES	VALUE
COMMON STOCKS - 88.4%
CONSUMER DISCRETIONARY- 24.1%
Auto Components - 2.5%
Takata Corp.	1,006	$21,895	(a)
Toyo Tire & Rubber Co., Ltd.	14,770	50,041	(a)

Total Auto Components		71,936

Distributors - 0.8%
Xinhua Winshare Publishing and Media Co., Ltd., Class H Shares	53,050	22,798	(a)

Hotels, Restaurants & Leisure - 5.1%
Greene King PLC	5,040	43,545	(a)
Marston’s PLC	17,960	29,263	(a)
REXLot Holdings Ltd.	282,380	20,240	(a)
Saint Marc Holdings Co., Ltd.	391	14,627	(a)
William Hill PLC	9,280	41,139	(a)

Total Hotels, Restaurants & Leisure		148,814

Household Durables - 2.7%
Duni AB	2,250	18,383	(a)
Tact Home Co., Ltd.	37	32,273	(a)
Techtronic Industries Co., Ltd.	23,090	29,286	(a)

Total Household Durables		79,942

Internet & Catalog Retail - 0.6%
Takkt AG	1,336	16,626	(a)

Media - 0.7%
Metropole Television SA	1,490	19,648	(a)

Multiline Retail - 3.4%
Debenhams PLC	30,370	41,199	(a)
Izumi Co., Ltd.	1,965	39,380	(a)
Myer Holdings Ltd.	11,020	18,337	(a)

Total Multiline Retail		98,916

Specialty Retail - 6.6%
Folli Follie Group	1,340	9,616	*(a)
Halfords Group PLC	2,570	9,261	(a)
Hornbach Baumarkt Aktiengesellschaft	872	28,142	(a)
JUMBO SA	4,300	16,740	*(a)
Nafco Co., Ltd.	801	13,960	(a)
Pal Co., Ltd.	1,451	69,485	(a)
Tom Tailor Holding AG	2,738	44,704	(a)

Total Specialty Retail		191,908

Textiles, Apparel & Luxury Goods - 1.7%
361 Degrees International Ltd.	46,460	10,471	(a)
Anta Sports Products Ltd.	15,550	9,480	(a)
Xingquan International Sports Holdings Ltd.	59,040	16,666	*(a)
Xtep International Holdings Ltd.	35,820	12,547	(a)

Total Textiles, Apparel & Luxury Goods		49,164

TOTAL CONSUMER DISCRETIONARY		699,752

CONSUMER STAPLES - 6.3%
Food & Staples Retailing - 1.9%
COSMOS Pharmaceutical Corp.	589	39,085	(a)
San-A Co., Ltd.	393	14,961	(a)

Total Food & Staples Retailing		54,046

Food Products - 4.4%
Greencore Group PLC	38,335	45,374	(a)
Marine Harvest ASA	59,260	42,252	*(a)
Pacific Andes Resources Development Ltd.	165,940	19,770	(a)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Food Products - 4.4% (continued)
Rock Field Co., Ltd.	1,078	$20,347	(a)

Total Food Products		127,743

TOTAL CONSUMER STAPLES		181,789

ENERGY - 2.7%
Energy Equipment & Services - 2.2%
Aker ASA, Class A Shares	1,330	36,922	(a)
Shinko Plantech Co., Ltd.	3,290	28,564	(a)

Total Energy Equipment & Services		65,486

Oil, Gas & Consumable Fuels - 0.5%
Exmar NV	1,900	13,988	(a)

TOTAL ENERGY		79,474

FINANCIALS - 11.3%
Capital Markets - 1.3%
F&C Asset Management PLC	29,070	37,837	(a)

Commercial Banks - 2.6%
Banco Latinoamericano de Comercio Exterior SA	2,230	47,789
Ringkjoebing Landbobank Aktieselskab	240	28,448	(a)

Total Commercial Banks		76,237

Diversified Financial Services - 0.9%
Eurazeo	667	25,714	(a)

Insurance - 1.1%
Beazley PLC	14,940	32,255	(a)

Real Estate Investment Trusts (REITs) - 3.2%
CapitaRetail China Trust	32,770	33,959	(a)
Top REIT Inc.	6	33,596	(a)
United Urban Investment Corp.	24	25,892	(a)

Total Real Estate Investment Trusts (REITs)		93,447

Real Estate Management & Development - 2.2%
Deutsche Wohnen AG	1,920	32,356	(a)
GAGFAH SA	3,250	31,009	*(a)

Total Real Estate Management & Development		63,365

TOTAL FINANCIALS		328,855

HEALTH CARE - 2.7%
Health Care Providers & Services - 1.8%
Rhoen-Klinikum AG	2,200	51,949

Life Sciences Tools & Services - 0.9%
Nordion Inc.	2,805	26,255

TOTAL HEALTH CARE		78,204

INDUSTRIALS - 21.0%
Airlines - 1.7%
easyJet PLC	5,875	48,979	(a)

Building Products - 1.5%
Maezawa Kasei Industries Co., Ltd.	2,770	28,724	(a)
Noritz Corp.	786	14,974	(a)

Total Building Products		43,698

Commercial Services & Supplies - 7.2%
Aeon Delight Co., Ltd.	1,036	23,797	(a)
BWT AG	1,240	19,893	(a)
Loomis AB, Class B Shares	3,780	46,674	(a)
Moshi Moshi Hotline Inc.	2,386	24,559	(a)
Newalta Corp.	2,750	35,357
Shanks Group PLC	28,340	34,057	(a)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Commercial Services & Supplies - 7.2% (continued)
Séché Environnement	980	$25,493	(a)

Total Commercial Services & Supplies		209,830

Construction & Engineering - 1.5%
Heijmans N.V.	2,427	18,925	(a)
Kyowa Exeo Corp.	1,070	10,895	(a)
Morgan Sindall Group PLC	1,630	15,212	(a)

Total Construction & Engineering		45,032

Electrical Equipment - 2.1%
Bekaert NV	250	6,206	(a)
Prysmian S.p.A.	1,720	25,726	(a)
Saft Groupe SA	1,170	28,061	(a)

Total Electrical Equipment		59,993

Industrial Conglomerates - 2.1%
Haw Par Corp., Ltd.	7,860	37,270	(a)
Rheinmetall AG	500	24,505	(a)

Total Industrial Conglomerates		61,775

Marine - 0.5%
Irish Continental Group PLC	800	15,395	(a)

Professional Services - 1.3%
Teleperformance	1,760	38,882	(a)

Trading Companies & Distributors - 1.2%
Grafton Group PLC	5,080	18,027	(a)
SIG PLC	10,150	15,411	(a)

Total Trading Companies & Distributors		33,438

Transportation Infrastructure - 1.9%
BBA Aviation PLC	7,070	22,611	(a)
Yuexiu Transport Infrastructure Ltd.	34,560	17,098	(a)
Zhejiang Expressway Co., Ltd., Class H Shares	22,590	14,896	(a)

Total Transportation Infrastructure		54,605

TOTAL INDUSTRIALS		611,627

INFORMATION TECHNOLOGY - 12.3%
Communications Equipment - 0.6%
Mitsui Knowledge Industry Co., Ltd.	96	16,683	(a)

Electronic Equipment, Instruments & Components - 3.9%
E2v Technologies PLC	14,120	31,958	(a)
Ingenico SA	1,030	49,985	(a)
Laird PLC	11,060	32,469	(a)

Total Electronic Equipment, Instruments & Components		114,412

Internet Software & Services - 2.0%
So-Net Entertainment Corp.	9	35,808	(a)
ZAPPALLAS Inc.	24	22,401	(a)

Total Internet Software & Services		58,209

IT Services - 3.6%
Indra Sistemas SA	2,380	22,224	(a)
ITOCHU Techno-Solutions Corp.	657	31,784	(a)
NS Solutions Corp.	735	12,569	(a)
Sopra Group	340	17,318	(a)
Travelsky Technology Ltd., Class H Shares	39,880	20,601	(a)

Total IT Services		104,496

Software - 2.2%
Square Enix Co., Ltd.	1,400	22,075	(a)
SRA Holdings Inc.	1,950	22,019	(a)

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

SECURITY	SHARES	VALUE
Software - 2.2% (continued)
Sword Group	1,430	$19,970	(a)

Total Software		64,064

TOTAL INFORMATION TECHNOLOGY		357,864

MATERIALS - 5.5%
Chemicals - 2.8%
Filtrona PLC	6,780	50,849	(a)
Symrise AG	990	30,074	(a)

Total Chemicals		80,923

Containers & Packaging - 1.7%
AMVIG Holdings Ltd.	31,980	14,108	(a)
DS Smith PLC	4,510	10,473	(a)
Smurfit Kappa Group PLC	3,810	25,595	(a)

Total Containers & Packaging		50,176

Metals & Mining - 1.0%
African Barrick Gold Ltd.	4,570	27,765	(a)

TOTAL MATERIALS		158,864

TELECOMMUNICATION SERVICES - 1.0%
Wireless Telecommunication Services - 1.0%
Freenet AG	1,980	28,779	(a)

UTILITIES - 1.5%
Water Utilities - 1.5%
Sound Global Ltd.	65,440	29,913	(a)
Tri-Tech Holding Inc.	3,490	13,960	*

TOTAL UTILITIES		43,873

TOTAL COMMON STOCKS (Cost - $2,678,609)		2,569,081

PREFERRED STOCKS - 0.9%
CONSUMER DISCRETIONARY - 0.9%
ProSiebenSat.1 Media AG (Cost - $24,521)	1,140	25,448	(a)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,703,130)		2,594,529

	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 10.5%
Repurchase Agreements - 10.5%
Interest in $191,477,000 joint tri-party repurchase agreement dated 6/29/12 with Deutsche Bank Securities Inc.; Proceeds at maturity - $305,004; (Fully Collateralized by various U.S. government agency obligations, 0.400% to 3.000% due 12/06/13 to 6/30/15; Market Value - $311,101) (Cost - $305,000)	0.150%	7/2/12	$305,000	305,000

TOTAL INVESTMENTS - 99.8% (Cost - $3,008,130#)				2,899,529
Other Assets in Excess of Liabilities - 0.2%				5,121

TOTAL NET ASSETS - 100.0%				$2,904,650

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

REIT  —  Real Estate Investment Trust

See Notes to Schedule of Investments.

LEGG MASON GLOBAL CURRENTS INTERNATIONAL SMALL CAP OPPORTUNITY FUND

Schedule of Investments (unaudited) (cont’d)	June 30, 2012

Summary of Investments by Country **

Japan	23.1%
United Kingdom	17.0
Germany	9.7
France	7.8
Ireland	3.6
Singapore	3.5
China	2.9
Norway	2.7
Sweden	2.2
Canada	2.1
Bermuda	2.0
Cayman Islands	1.8
Panama	1.6
Jersey	1.1
Luxembourg	1.1
Hong Kong	1.0
Denmark	1.0
Greece	0.9
Italy	0.9
Spain	0.8
Belgium	0.7
Austria	0.7
Netherlands	0.7
Australia	0.6
Short-Term Investments	10.5

100.0%

**	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2012 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Global Currents International Small Cap Opportunity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	—	$699,752	—	$699,752
Consumer staples	—	181,789	—	181,789
Energy	—	79,474	—	79,474
Financials	$47,789	281,066	—	328,855
Health care	78,204	—	—	78,204
Industrials	35,357	576,270	—	611,627
Information technology	—	357,864	—	357,864
Materials	—	158,864	—	158,864
Telecommunication services	—	28,779	—	28,779
Utilities	13,960	29,913	—	43,873
Preferred stocks	—	25,448	—	25,448

Total long-term investments	$175,310	$2,419,219	—	$2,594,529

Short-term investments†	—	305,000	—	305,000

Total investments	$175,310	$2,724,219	—	$2,899,529

†	See Schedule of Investments for additional detailed categorizations.

For the six months ended June 30, 2012, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. At June 30, 2012, securities valued at $51,949 were transferred from Level 2 to Level 1 within the fair value hierarchy.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Notes to Schedule of Investments (unaudited) (continued)

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At June 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$277,406
Gross unrealized depreciation	(386,007)

Net unrealized depreciation	$(108,601)

Notes to Schedule of Investments (unaudited) (continued)

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2012, the Fund did not invest in any derivative instruments.

4. Recent accounting pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU No. 2011-04”). ASU No. 2011-04 establishes common requirements for measuring fair value and for disclosing information about fair value measurements. ASU No. 2011-04 is effective during interim and annual periods beginning after December 15, 2011. Management has evaluated ASU No. 2011-04 and concluded that it does not materially impact the financial statement amounts; however, as required, additional disclosure has been included about fair value measurement.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2012

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	August 24, 2012